Note 28 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
	$ 168,545	$ 142,374	$ 66,277
	407,545	314,943	152,256
	95,762	104,839
Associates [member]
Statement Line Items [Line Items]
Sales of goods to related parties	23,709	32,362	21,174
Sales of services to related parties	7,641	11,637	9,542
Purchases of goods to related parties	245,186	234,361	67,048
Purchases of services to related parties	9,556	12,077	11,528
Receivables from non-consolidated parties	122,135	117,853
Payables to non-consolidated parties	(33,197)	(49,354)
Other related parties [member]
Statement Line Items [Line Items]
Sales of goods to related parties	131,548	94,624	32,613
Sales of services to related parties	5,647	3,751	2,948
Purchases of goods to related parties	106,624	17,711	20,150
Purchases of services to related parties	46,179	50,794	$ 53,530
Receivables from non-consolidated parties	24,419	50,815
Payables to non-consolidated parties	$ (17,595)	$ (14,475)